Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	6 Months Ended
Jul. 31, 2013
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 1	$ (2,037,286)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 2	(239,594)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 3	(2,680,720)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 4	(412,680)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 5	0
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 6	0
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 7	(239,680)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 8	0
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 9	(2,037,286)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 10	(239,594)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 11	(2,920,400)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 12	(412,680)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 13	31,063,239
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 14	13,377,704
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 15	30,021,276
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 16	13,201,269
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 17	(0.07)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 18	(0.02)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 19	(0.10)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 20	(0.03)
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 21	5,776,946
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 22	1,499,506
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 23	5,776,946
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 24	1,499,506
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 25	1,925,928
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 26	0
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 27	1,925,928
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 28	0
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 29	7,702,874
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 30	1,499,506
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 31	7,702,874
Earnings Per Share Schedule Of Earnings Per Share Reconciliation 32	$ 1,499,506